Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment
2.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment and accumulated depreciation were as follows (dollars in thousands):

	September 30, 2014	December 31, 2013
Property, plant and equipment
Buildings	$28,154	$14,828
Software and capitalized software costs	7,635	5,578
Computer equipment	6,613	4,832
Rental clocks	6,111	4,865
Furniture, fixtures and equipment	4,073	3,189
Vehicles	421	421
Leasehold improvements	159	135

	53,166	33,848
Less: accumulated depreciation	(15,517)	(11,540)

	37,649	22,308
Land	8,993	8,993
Construction in process	—	7,370

Property, plant and equipment, net	$46,642	$38,671

Rental clocks included in property, plant and equipment, net represent time clocks issued to clients under month-to-month operating leases. These items are transferred upon issuance from inventory to property, plant and equipment and depreciated over their estimated useful lives.

Depreciation expense for property, plant and equipment, net was $1.4 million and $4.0 million for the three and nine months ended September 30, 2014, respectively. Depreciation expense for property, plant and equipment, net was $1.0 million and $2.8 million for the three and nine months ended September 30, 2013, respectively.

We capitalize interest incurred under our indebtedness related to construction of our principal executive offices. For the nine months ended September 30, 2014, we paid interest costs of $0.9 million, of which $0.4 million was capitalized. For the nine months ended September 30, 2013, we paid interest costs of $0.6 million, of which less than $0.1 million was capitalized.

3.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment and accumulated depreciation were as follows (dollars in thousands):

	December 31,
	2013	2012
Property, plant and equipment
Furniture, fixtures and equipment	$3,189	$2,887
Computer equipment	4,832	3,498
Software and capitalized software costs	5,578	3,588
Rental clocks	4,865	3,480
Vehicles	421	468
Buildings	14,828	14,828
Leasehold improvements	135	135

	33,848	28,884
Less: accumulated depreciation	(11,540)	(8,015)

	22,308	20,869
Land	8,993	4,205
Construction in process	7,370	65

Property, plant and equipment, net	$38,671	$25,139

Rental clocks included in property, plant and equipment, net represent time clocks issued to clients under month-to-month operating leases. As such, these items are transferred from inventory to property, plant and equipment and depreciated over their estimated useful lives.

Depreciation expense for property, plant and equipment, net was $3.9 million, $3.1 million and $2.0 million for the years ended December 31, 2013, 2012 and 2011, respectively.

In October 2012, we began the construction of a second building/processing center at our headquarters. Completion of the building occurred in July 2014, and was financed with our funds, along with a construction note convertible to long-term notes payable, upon completion of the construction.

In November 2013 and December 2012, we purchased approximately 18.3 acres and 17.6 acres of land, respectively, from a related party for future expansion at our headquarters for total costs of $4.8 million and $2.3 million, respectively. For more information see Note 10—“Related Party Transactions.”